Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Text block [abstract]
Subsequent Events
19.	Subsequent events
On July 15, 2021, Babylon Holdings entered into a loan agreement with VNV Group for $15.0 million. The interest rate on the loan was 14%.
On August 18, 2021, the Group issued $50.0 million in unsecured bonds at a discount of 4.0% (“Unsecured Bonds”), including the non-cash
conversion of $8.0 million in borrowings under the loan agreement dated July 15, 2021 with VNV (Cyprus) Limited into Unsecured Bonds. The interest rate on the loan is 10%, with interest payable quarterly. The proceeds from the Unsecured Bonds can be used for general corporate purposes. The Company utilized proceeds of $7.2 million from the Unsecured Bonds to settle the remainder of the loan and interest with VNV (Cyprus) Limited. Cash proceeds from the bond issuance, net of discounts, repayments of borrowings, and transaction expenses totalled approximately $32.1 million. The Unsecured Bonds have a one-year
term and they can be redeemed by Babylon Holdings at any time. Payment of the bonds is mandatory upon completion of a business combination or change in control. Babylon Holdings must maintain a minimum cash balance of $10.0 million to comply with financial covenants.

28.	Subsequent events
As discussed in Note 27 on January 14, 2021 the Group sold Babylon Health Canada Limited business through entering into a SPA with TELUS. In January 2021 the Group received an up-front
cash payment from TELUS in relation to a
7-year
licensing agreement.
Table of Contents
On April 1 2021, Marcus Zachary DO, OC., an entity that is consolidated by the Babylon Group, entered into a stock purchase agreement to acquire Meritage Medical Network, an independent physician association that also provides management services to various healthcare organizations, based in Northern California for gross consideration of $30.2 million, or $16.2 million, net of cash acquired. Consideration transferred includes $13.8 million in cash paid, net of cash acquired, and $2.4 million in warrants at fair value.
Between January 2021 and August 2021, Babylon Holdings Limited invested a further $2,586 thousand in Health Innovators Inc.
Between January 2021 and August 2021, Babylon Acquisition Corp invested a further $5,000 thousand in Higi.
On June 3, 2021, Babylon announced it entered into a definitive merger agreement with Alkuri Global Acquisition Corp (“Alkuri Group”), a special purpose acquisition company (the “Merger”) following the unanimous approval of the Board of Directors of the Group and Alkuri Group. The transaction is expected to close in the second half of 2021, subject to the approval of Alkuri Global’s stockholders and other customary closing conditions, including applicable regulatory approvals. The transaction is expected to deliver up to $575 million of gross proceeds before transaction costs, including $345 million of cash held in Alkuri Group’s trust account, assuming no redemptions, and $230 million from a private placement. If the transaction is consummated, the combined company will operate as Babylon and plans to trade on the New York Stock Exchange.
On June 30, 2021, the $70,000 thousand Tranche 2 Notes issued on December 16, 2020 converted into Series C Preferred Shares (See Note 21 for further details).
On July 15, 2021, Babylon Holdings entered into a loan agreement with VNV (Cyprus) Limited for $15.0 million. The interest rate on the loan was 14%.
On August 18, 2021, the Group issued $50.0 million in unsecured bonds at a discount of 4.0% (“Unsecured Bonds”), including the non-cash conversion of $8.0 million in borrowings under the loan agreement dated July 15, 2021 with VNV (Cyprus) Limited into Unsecured Bonds. The interest rate on the loan is 10%, with interest payable quarterly. The proceeds from the Unsecured Bonds can be used for general corporate purposes. The Company utilized proceeds of $7.2 million from the Unsecured Bonds to settle the remainder of the loan and interest with VNV (Cyprus) Limited. Cash proceeds from the bond issuance, net of discounts, repayments of borrowings, and transaction expenses, totalled approximately $32.1 million. The Unsecured Bonds have a one-year term and they can be redeemed by Babylon Holdings at any time. Payment of the bonds is mandatory upon completion of a business combination or change in control. Babylon Holdings must maintain a minimum cash balance of $10.0 million to comply with financial covenants.